S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 29, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor Controlling Persons [Table Text Block]

Our sponsor and certain director, officers, either directly or indirectly, owns an aggregate of 12,321,429 founder shares. The post-offering numbers and percentages presented assume that the underwriter does not exercise its over-allotment option, that our sponsor forfeits 1,607,143 founder shares, and that there are 36,082,386,5 ordinary shares issued and outstanding after this offering.

	Before Offering		After Offering
Name and Address of Beneficial Owner(1)	Number of Shares Beneficially Owned(2)	Approximate Percentage of Outstanding ordinary shares	Number of Shares Beneficially Owned(2)	Approximate Percentage of Outstanding ordinary shares
Aeon Acquisition Partners I LLC(3)	12,321,429	100%	10,759,286	29.82%
Demetrios Mallios (3)	12,321,429	100%	10,759,286	29.82%
Alan Lewis(3)	12,321,429	100%	10,759,286	29.82%
Victor (Rock) Klinefelter	—	—	—	—
Georgios Panou	—	—	—	—
Alex Saratsis	—	—	—	—
Themis Bilionis	—	—	—	—
Nikolaos Kiosses	—	—	25,000	*
Peter Rawlings	—	—	25,000	*
Darius Gudelis	—	—	25,000	*
Sulaiman Cisse			25,000	*
All executive officers and directors as a group (10 individuals)	12,321,429	100%	10,859,286	30.10%

(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Aeon Acquisition I Corp., 66 West Flagler Street, Suite 900, Miami, FL 33130.

(2)	Interests shown consist of 12,321,429 Class B ordinary shares which are referred to herein as founder shares. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination or at any time prior thereto at the option of the holder thereof, on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.” This number assumes that the underwriter’s over-allotment option is not exercised and that the sponsor forfeits 1,607,143 Class B ordinary shares. Does not include any Class A ordinary shares which may be issued upon conversion of Working Capital Loans.

(3)	Aeon Acquisition Partners I LLC is the record holder of the shares reported herein. Messrs. Demetrios Mallios, our Chief Executive Officer, and Alan Lewis, our Chief Financial Officer, are the managing members of Aeon Acquisition Partners I LLC, our sponsor. As such, they may be deemed to have or share beneficial ownership of the Class B ordinary shares held directly by Aeon Acquisition Partners I LLC. Such persons disclaim any beneficial ownership of the reported shares other than to the extent of any pecuniary interest he may have therein, directly or indirectly.

SPAC Fiduciary Duties To Other Companies Spac Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Demetrios Mallios	The Aeon Group, Inc.	Finance	Co-founder and Chief Executive Officer
	Aeon X, LLC	Technology	Co-Founder
	Invent Ventures, Inc.	Venture Capital	Director
Alan Lewis	The Aeon Group, Inc.	Finance	Co-founder and Chief Strategy Officer
	Aeon X, LLC	Technology	Co-Founder and Managing Member
	Invent Ventures, Inc.	Venture Capital	Director and Chief Financial Officer
	Check Cap Ltd	Medical Technology	Director
Victor (Rock) Klinefelter	The Aeon Group, Inc.	Finance	Chief Operating Officer and Chief of Staff
Georgios Panou	Obe Sports Management Ltd.	Sports	Senior Director
	UPGR8 IKE	Sports Marketing	Chief Executive Officer
	OIS AGENCY LTD	Sports Agency	Co-Owner, Director
Alex Saratsis	Octagon, Inc.	Sports	Co-Managing Director
Themis Bilionis	Obe Sports Management Ltd.	Sports	Director of Operations
Nikolaos Kiosses	Brasilia Holding AS	Hospitality	Chief Executive Officer
	KS Ventures SA	Business Consulting	Chief Executive Officer
Peter Rawlings	Komms Ltd	Digital Marketing	Founder and Chief Operating Officer
Darius Gudelis	FIBA Europe	Sports	Board Member
	Basketball Champions League	Sports	Club Counsel Member
	BC Rytas Vilnius	Sport	Chairman of the Board
Sulaimon Cisse	Africa Finance Corporation	Finance	Associate Vice President

(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.